UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SiVest Group, Inc.
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 624-9534

Signature, Place, and Date of Signing:

       /s/ Kevin Landis            San Jose, California         August 12, 2011
       ----------------            --------------------         ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   118,233
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Varian Semiconductor Equipment
  Associates, Inc.                   Common Stock 922207105       7,373     120,000 SH       SOLE                120,000
National Semiconductor Corp.         Common Stock 637640103       7,323     297,549 SH       SOLE                297,549
Intevac, Inc.                        Common Stock 461148108       5,748     562,956 SH       SOLE                562,956
Google, Inc.                         Common Stock 38259P508       5,317      10,500 SH       SOLE                 10,500
Apple, Inc.                          Common Stock 037833100       5,203      15,500 SH       SOLE                 15,500
Baidu.com, Inc.                      ADR          056752108       4,204      30,000 SH       SOLE                 30,000
Ctrip.com International, Ltd.        Common Stock 22943F100       3,877      90,000 SH       SOLE                 90,000
QUALCOMM, Inc.                       Common Stock 747525103       3,691      65,000 SH       SOLE                 65,000
Sina Corp.                           Common Stock 011119239       3,644      35,000 SH       SOLE                 35,000
Skyworks Solutions, Inc.             Common Stock 83088M102       3,447     150,000 SH       SOLE                150,000
SanDisk Corp.                        Common Stock 80004C101       3,320      80,000 SH       SOLE                 80,000
Fortinet, Inc.                       Common Stock 34959E109       3,275     120,000 SH       SOLE                120,000
ARM Holdings, PLC                    ADR          042068106       3,127     110,000 SH       SOLE                110,000
Fabrinet                             Common Stock G3323L100       3,035     125,000 SH       SOLE                125,000
Equinix, Inc.                        Common Stock 29444U502       3,031      30,000 SH       SOLE                 30,000
Ericsson                             ADR          294821608       3,020     210,000 SH       SOLE                210,000
Marvell Technology Group Ltd.        Common Stock G5876H105       2,953     200,000 SH       SOLE                200,000
NVIDIA Corp.                         Common Stock 67066G104       2,948     185,000 SH       SOLE                185,000
Cisco Systems, Inc.                  Common Stock 17275R102       2,891     185,189 SH       SOLE                185,189
Microsoft Corp.                      Common Stock 594918104       2,860     110,000 SH       SOLE                110,000
Shutterfly, Inc.                     Common Stock 82568P304       2,773      48,300 SH       SOLE                 48,300
Cavium Networks, Inc.                Common Stock 14964U108       2,615      60,000 SH       SOLE                 60,000
Akamai Technologies, Inc.            Common Stock 00971T101       2,518      80,000 SH       SOLE                 80,000
VMware, Inc.                         Common Stock 928563402       2,005      20,000 SH       SOLE                 20,000
LivePerson, Inc.                     Common Stock 538146101       1,980     140,000 SH       SOLE                140,000
Riverbed Technology, Inc.            Common Stock 768573107       1,980      50,000 SH       SOLE                 50,000
VeriSign, Inc.                       Common Stock 92343E102       1,663      49,700 SH       SOLE                 49,700
CIENA Corp.                          Common Stock 171779309       1,470      80,000 SH       SOLE                 80,000
Rackspace Hosting, Inc.              Common Stock 750086100       1,282      30,000 SH       SOLE                 30,000
iPath S&P 500 VIX Short-Term
  Futures ETN                        Common Stock 06740C261       1,268      60,000 SH       SOLE                 60,000
comScore, Inc.                       Common Stock 20564W105       1,036      40,000 SH       SOLE                 40,000
Symantec Corp.                       Common Stock 871503108         986      50,000 SH       SOLE                 50,000
Corning, Inc.                        Common Stock 219350105         898      49,460 SH       SOLE                 49,460
CommVault Systems, Inc               Common Stock 204166102         889      20,000 SH       SOLE                 20,000
Intel Corp.                          Common Stock 458140100         886      40,000 SH       SOLE                 40,000
VistaPrint Ltd.                      Common Stock N93540107         790      16,500 SH       SOLE                 16,500
NetSuite, Inc.                       Common Stock 64118Q107         784      20,000 SH       SOLE                 20,000
A123 Systems, Inc.                   Common Stock 03739T108         745     140,100 SH       SOLE                140,100
Giant Interactive Group, Inc.        ADR          374511103         736     100,000 SH       SOLE                100,000
NICE-Systems, Ltd.                   ADR          653656108         727      20,000 SH       SOLE                 20,000
LG Display Co., Ltd                  ADR          50186V102         703      50,000 SH       SOLE                 50,000
E-Commerce China Dangdang, Inc.      Common Stock 26833A105         695      60,000 SH       SOLE                 60,000
Ariba, Inc.                          Common Stock 04033V203         689      20,000 SH       SOLE                 20,000
Oracle Corp.                         Common Stock 68389X105         658      20,000 SH       SOLE                 20,000
Digital River, Inc                   Common Stock 25388B104         643      20,000 SH       SOLE                 20,000
Suntech Power Holdings Co., Ltd -
  ADR                                ADR          86800C104         590      75,000 SH       SOLE                 75,000
Micron Technology, Inc.              Common Stock 595112103         561      75,000 SH       SOLE                 75,000
F5 Networks, Inc.                    Common Stock 315616102         551       5,000 SH       SOLE                  5,000
GT Solar International, Inc.         Common Stock 3623E0209         517      31,900 SH       SOLE                 31,900
Applied Materials, Inc.              Common Stock 038222105         390      30,000 SH       SOLE                 30,000
ASML Holding N.V.                    Common Stock N07059186         370      10,000 SH       SOLE                 10,000
Hewlett-Packard Company              Common Stock 428236103         364      10,000 SH       SOLE                 10,000
JA Solar Holdings Co Ltd.            ADR          466090107         361      65,000 SH       SOLE                 65,000
Trina Solar Limited - Spon ADR       ADR          89628E104         327      14,600 SH       SOLE                 14,600
Hanwha SolarOne, Ltd                 ADR          41135V103         322      50,400 SH       SOLE                 50,400
Nokia Corp. - ADR                    ADR          654902204         321      50,000 SH       SOLE                 50,000
Power Shares QQQ                     Common Stock Put               236       2,000     PUT  SOLE                  2,000
Power Integrations, Inc.             Common Stock 739276103         223       5,799 SH       SOLE                  5,799
Honeywell International, Inc.        Common Stock 438516106         213       3,580 SH       SOLE                  3,580
Jinko Solar Co., Ltd                 ADR          47759T100         212       8,000 SH       SOLE                  8,000
Yingli Green Energy Holding Company
  - ADR                              ADR          98584B103         184      20,000 SH       SOLE                 20,000
Echelon Corp.                        Common Stock 27874N105         177      19,500 SH       SOLE                 19,500
Cavium Networks, Inc.                Common Stock 14965A951         159         600     PUT  SOLE                    600
Power-One, Inc.                      Common Stock 73930R102         127      15,700 SH       SOLE                 15,700
Baidu.com, Inc.                      ADR          056752958          99         330     PUT  SOLE                    330
Fortinet, Inc.                       Common Stock 34959E959          69       1,200     PUT  SOLE                  1,200
Metalico, Inc.                       Common Stock 591176102          68      11,500 SH       SOLE                 11,500
Orion Energy Systems, Inc.           Common Stock 686275108          55      14,000 SH       SOLE                 14,000
ARM Holdings, PLC                    ADR          042068956          30       1,000     PUT  SOLE                  1,000
ARM Holdings, PLC                    ADR          042068956           1         250     PUT  SOLE                    250